Subsequent Events (Details) - Subsequent Event [Member] - Warrant [Member]	1 Months Ended
Feb. 16, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Warrants exercised | shares	132,580
Warrants price per share | $ / shares	$ 0.01